UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Gordon M. Shone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-2168

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
New York Tax-Free Income Fund

Semiannual Report
2.28.09

A look at performance

For the period ended February 28, 2009

		Average annual returns (%)				Cumulative total returns (%)					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield

	Inception				Since	Six				Since	(%) as of
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception	2-28-09

A	9-13-87	–2.53	1.23	3.24	—	–6.72	–2.53	6.30	37.56	—	3.77

B	10-3-96	–3.54	1.12	3.14	—	–7.47	–3.54	5.71	36.25	—	3.25

C	4-1-99	0.36	1.46	—	3.05	–3.65	0.36	7.51	—	34.63	3.24

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.04%, Class B — 1.74% and Class C — 1.74%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	New York Tax-Free Income Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in New York Tax-Free Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	2-28-99	$13,625	$13,625	$15,692

C2	4-1-99	13,463	13,463	15,671

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of February 28, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Formerly named Lehman Brothers Municipal Bond Index.

Semiannual report | New York Tax-Free Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2008 with the same investment held until February 28, 2009.

	Account value	Ending value	Expenses paid during
	on 9-1-08	on 2-28-09	period ended 2-28-09[1]

Class A	$1,000.00	$976.40	$5.59

Class B	1,000.00	973.00	9.00

Class C	1,000.00	973.00	9.00

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	New York Tax-Free Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2008, with the same investment held until February 28, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-08	on 2-28-09	period ended 2-28-09[1]

Class A	$1,000.00	$1,019.10	$5.71

Class B	1,000.00	1,015.70	9.20

Class C	1,000.00	1,015.70	9.20

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.14%, 1.84% and 1.84% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | New York Tax-Free Income Fund	9

Portfolio summary

Top 10 holdings[1]

Puerto Rico Aqueduct & Sewer Auth., 7-1-11, 10.021%	4.4%

New York State Dormitory Auth., 5-15-19, 5.500%	4.2%

Triborough Bridge & Tunnel Auth., 1-1-21, 6.125%	3.3%

Oneida County Industrial Development Agency, 7-1-29, Zero	3.2%

New York GO Ultd, 12-1-17, 5.250%	2.9%

New York City Municipal Water Finance Auth., 6-15-33, 5.500%	2.9%

New York Local Asst. Corp., 4-1-17, 5.500%	2.6%

Virgin Islands Public Finance Auth., 10-1-18, 5.875%	2.4%

Port Auth. of New York & New Jersey, 10-1-19, 6.750%	2.3%

New York City Municipal Water Finance Auth., 6-15-20, Zero	2.2%

Sector distribution[2,3]

General obligation bonds	6%	Sales tax	7%

Revenue bonds		Electric	5%

Education	19%	Public facility	5%

Water and sewer	18%	Transportation	5%

Health	11%	Tobacco	3%

Other revenue	11%	Economic development	2%

Industrial development	7%	Other	1%

Quality distribution[3]

AAA	34%

AA	25%

A	14%

BBB	21%

BB	2%

Other	4%

1 As a percentage of net assets on February 28, 2009, excluding cash and cash equivalents.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on February 28, 2009.

10	New York Tax-Free Income Fund | Semiannual report

FINANCIAL STATEMENTS

Fund’s investments

Securities owned by the Fund on 2-28-09 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 97.89%					$53,912,931

(Cost $53,987,545)

New York 85.89%					47,304,629

Albany Parking Auth,
Rev Bond Ser 2001A	5.625%	07-15-25	BBB+	$365	360,938
Rev Ref Bond Ser 2001A	5.625	07-15-25	BBB+	385	428,547

Chautauqua Tobacco Asset
Securitization Corp,
Rev Ref Asset Backed Bond	6.750	07-01-40	BBB+	1,000	814,160

City of New York,
GO Ser E-1	6.250	10-15-28	AA	500	536,215

Herkimer County Industrial
Development Agency,
Rev Ref Folts Adult Home Ser 2005A	5.500	03-20-40	Aaa	1,000	1,036,990

Long Island Power Auth,
Rev Gen Ser A	6.000	05-01-33	A–	1,000	1,049,610
Rev Ser A	5.750	04-01-39	A–	1,000	1,028,710

Monroe Newpower Corp,,
Rev Ref Pwr Facil	5.100	01-01-16	BBB	1,000	907,790

Nassau County Industrial
Development Agency,
Rev Ref Civic Facil North Shore Hlth Sys
Projs Ser 2001A	6.250	11-01-21	A3	275	279,293

New York City Industrial
Development Agency,
Rev Civic Facil Lycee Francais de NY
Proj Ser 2002A (D)	5.375	06-01-23	BBB	1,000	814,930
Rev Civic Facil Polytechnic Univ Proj	6.125	11-01-30	AAA	1,000	1,092,280
Rev Liberty 7 World Trade Ctr Ser
2005A (G)	6.250	03-01-15	BB+	1,000	849,630
Rev Ref Brooklyn Navy Yard
Cogen Partners	5.650	10-01-28	BB+	1,000	684,340
Rev Ref Polytechnic University Proj (D)	5.250	11-01-27	BB+	1,000	799,580
Rev Spec Airport Facil Airis JFK I	5.500	07-01-28	BBB–	1,000	657,420
Rev Terminal One Group Assn Proj	5.500	01-01-21	BBB+	1,000	890,830

New York City Municipal Water
Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AAA	740	793,206
Rev Ref Wtr & Swr Sys	5.500	06-15-33	AAA	1,500	1,598,205
Rev Ref Wtr & Swr Sys Cap Apprec
Ser 2001D	Zero	06-15-20	AAA	2,000	1,235,140
Rev Unref Bal Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AAA	460	487,563
Rev Wtr & Swr Sys Adj Ser C (V)	0.900	06-15-33	AAA	250	250,000
Rev Wtr & Swr Sys Ser F Sub Ser F-2 (V)	0.550	06-15-35	AAA	850	850,000

See notes to financial statements

Semiannual report | New York Tax-Free Income Fund	11

FINANCIAL STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

New York (continued)

New York City Municipal Water
Finance Auth,
Rev Wtr & Swr Sys Ser FF-2	5.000%	06-15-40	AA+	$1,000	$959,480
Ser 2009A	5.750	06-15-40	AAA	1,000	1,065,490

New York City Transitional Finance Auth,
Rev Future Tax Sec Ser 2000B	6.000	11-15-29	AAA	1,000	1,072,120
Rev Ref Future Tax Sec Ser 2002A (Zero
to 11-1-11 then 14.00%)	Zero	11-01-29	AAA	1,000	936,870

New York Env Facs Corp Pollutn Ctl Rev,
Unrefunded Bal Wtr Revolv Ser E	6.875	06-15-10	AAA	20	20,094

New York GO Ultd,
Ser B	5.250	12-01-17	AA	1,500	1,606,680
Ser J	5.000	05-15-23	AA	1,000	988,800

New York Local Assistance Corp Rev,
Ref Ser C	5.500	04-01-17	AAA	1,225	1,436,459

New York State Dormitory Auth,
Rev Cap Apprec FHA Insd Mtg
Ser 2000B (G)	Zero	08-15-40	AA	3,000	430,260
Rev Lease State Univ Dorm Facil
Ser 2000A	6.000	07-01-30	AA–	1,000	1,077,020
Rev Miriam Osborn Mem Home
Ser 2000B (D)	6.875	07-01-25	BBB	750	664,973
Rev North Shore L I Jewish Grp	5.375	05-01-23	Aaa	1,000	1,150,060
Rev Ref Orange Regl Med Ctr	6.125	12-01-29	BA1	750	557,768
Rev Ref State Univ Edl Facil Ser 1993A
(D)	5.250	05-15-15	AAA	1,000	1,099,490
Rev Ref Univ of Rochester Deferred
Income Ser 2000A (Zero to 7-31-10
then 6.050%) (D)	Zero	07-01-25	AA	1,000	989,250
Rev State Univ Edl Facil Ser 1993A	5.500	05-15-19	AA–	2,000	2,291,000
Rev State Univ Edl Facil Ser 2000B	5.375	05-15-23	AAA	1,000	1,065,850
Rev Unref City Univ 4th Ser 2001A	5.250	07-01-31	AA–	130	142,102

New York State Thruway
Authority Second,
Rev Gen Hwy & Brdg Tax Revenue Fund
Ser 2008A	5.000	04-01-22	AA	500	523,715

Oneida County Industrial
Development Agency,
Rev Civic Facilities Hamilton College
Proj Ser 2007A (D)	Zero	07-01-29	AA–	5,330	1,778,621

Onondaga County Industrial
Development Agency,
Rev Sr Air Cargo	6.125	01-01-32	BAA3	1,000	703,750

Orange County Industrial
Development Agency,
Rev Civic Facil Arden Hill Care Ctr
Newburgh Ser 2001C (G)	7.000	08-01-31	B+	500	373,805

Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners Ser
4 (G)	6.750	10-01-19	BBB–	1,500	1,247,655

Suffolk County Industrial
Development Agency,
Rev Civic Facil Huntington Hosp Proj
Ser 2002B	6.000	11-01-22	BBB	1,000	948,970

See notes to financial statements

12	New York Tax-Free Income Fund | Semiannual report

FINANCIAL STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

New York (continued)

Triborough Bridge & Tunnel Auth,
Rev Ref Gen Purpose Ser 1992Y	6.125%	01-01-21	AAA	$1,500	$1,804,725
Ser D	5.000	11-15-31	A+	1,000	985,240

TSASC, Inc.,
Rev Tobacco Settlement Asset Backed
Bond Ser 1	5.500	07-15-24	AAA	730	803,927

Upper Mohawk Valley Regional Water
Finance Auth,
Rev Wtr Sys Cap Apprec (D)	Zero	04-01-22	A3	2,230	1,122,002

Westchester County Healthcare Corp,
Rev Ref Sr Lien Ser 2000A	6.000	11-01-30	BBB–	1,150	920,816

Yonkers Industrial Development Agency,
Rev Cmty Dev Pptys Yonkers Inc Ser
2001A (G)	6.625	02-01-26	AA	1,000	1,092,260

Puerto Rico 8.51%					4,686,254

Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater Gtd (D) (P)	10.021	07-01-11	AA	2,000	2,435,600

Puerto Rico Public Building Auth,
Rev Govt Facil Ser 1995A Gtd (D)	6.250	07-01-12	A	1,110	1,144,410

Puerto Rico Public Finance Corp,
Rev Preref Commonwealth Approp
Ser 2002E	5.500	08-01-29	BBB–	1,005	1,106,244

Virgin Islands 3.49%					1,922,048

Virgin Islands Public Finance Auth,
Rev Ref Gross Receipts Tax Ln Note
Ser 1999A	6.500	10-01-24	BBB+	535	585,878
Rev Sub Lien Fund Ln Notes
Ser 1998E (G)	5.875	10-01-18	BBB–	1,500	1,336,170

Total investments (Cost $53,987,545)† 97.89%					$53,912,931

Other assets and liabilities, net 2.11%					$1,159,844

Total net assets 100.00%					$55,072,775

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements

Semiannual report | New York Tax-Free Income Fund	13

FINANCIAL STATEMENTS

Notes to Schedule of Investments

FHA Federal Housing Association

GO General Obligation

Gtd Guaranteed

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

ACA Financial Guaranty Corp.	4.23
Ambac Financial Group, Inc.	4.20
Municipal Bond Insurance Association	11.69

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2009.

† At February 28, 2009, the aggregate cost of investment securities for federal income tax purposes was $53,918,884. Net unrealized depreciation aggregated $5,953, of which $3,192,718 related to appreciated investment securities and $3,198,671 related to depreciated investment securities.

See notes to financial statements

14	New York Tax-Free Income Fund | Semiannual report

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 2-28-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $53,987,545)	$53,912,931
Cash	157,351
Receivable for shares sold	393,954
Interest receivable	699,889
Receivable from affiliates	5,162

Total assets	55,169,287

Liabilities

Payable for shares repurchased	13,511
Payable to affiliates
Management fees	20,234
Distribution and service fees	18,155
Other	8,981
Other payables and accrued expenses	35,631

Total liabilities	96,512

Net assets

Capital paid-in	55,800,463
Accumulated net realized loss on investments	(678,141)
Net unrealized depreciation of investments	(74,614)
Accumulated net investment income	25,067

Net assets	$55,072,775

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($43,418,301 ÷ 3,802,357 shares)	$11.42
Class B ($6,446,179 ÷ 564,543 shares)[1]	$11.42
Class C ($5,208,295 ÷ 456,056 shares)[1]	$11.42

Maximum offering price per share

Class A ($11.42 ÷ 95.5%)[2]	$11.96

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | New York Tax-Free Income Fund	15

FINANCIAL STATEMENTS

Statement of operations For the period ended 2-28-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$1,469,347

Total investment income	1,469,347

Expenses

Investment management fees (Note 5)	130,162
Distribution and service fees (Note 5)	114,986
Transfer agent fees (Note 5)	19,190
Accounting and legal services fees (Note 5)	3,126
Professional fees	22,335
Printing fees	19,493
Custodian fees	13,860
Registration fees	6,323
Trustees’ fees	1,810
Miscellaneous	1,810

Total expenses	333,095
Less expense reductions (Note 5)	(107)

Net expenses	332,988

Net investment income	1,136,359

Realized and unrealized gain (loss)

Net realized loss on investments	(71,976)
Change in net unrealized appreciation (depreciation) of investments	(2,408,189)

Net realized and unrealized loss	(2,480,165)

Decrease in net assets from operations	($1,343,806)

1 Semiannual period from 9-1-08 to 2-28-09.

See notes to financial statements

16	New York Tax-Free Income Fund | Semiannual report

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	8-31-08	2-28-09[1]

Increase (decrease) in net assets
From operations
Net investment income	$2,224,738	$1,136,359
Net realized loss	(43,829)	(71,976)
Change in net unrealized appreciation (depreciation)	(277,248)	(2,408,189)

Increase (decrease) in net assets resulting from operations	1,903,661	(1,343,806)

Distributions to shareholders
From net investment income
Class A	(1,769,992)	(931,372)
Class B	(324,308)	(126,899)
Class C	(110,644)	(72,090)
	(2,204,944)	(1,130,361)
From Fund share transactions (Note 6)	725,279	2,641,662

Total increase	423,996	167,495

Net assets

Beginning of period	54,481,284	54,905,280

End of period[2]	$54,905,280	$55,072,775

1 Semiannual period from 9-1-08 to 2-28-09. Unaudited.

2 Includes accumulated net investment income of $19,069 and $25,067, respectively.

See notes to financial statements

Semiannual report | New York Tax-Free Income Fund	17

FINANCIAL STATEMENTS

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-04	8-31-05	8-31-06	8-31-07	8-31-08	2-28-09[1]

Per share operating performance
Net asset value, beginning of period	$12.10	$12.46	$12.61	$12.40	$12.03	$11.96
Net investment income[2]	0.54	0.52	0.52	0.52	0.51	0.25
Net realized and unrealized gain
(loss) on investments	0.36	0.15	(0.21)	(0.37)	(0.07)	(0.54)
Total from investment operations	0.90	0.67	0.31	0.15	0.44	(0.29)
Less distributions
From net investment income	(0.54)	(0.52)	(0.52)	(0.52)	(0.51)	(0.25)
Net asset value, end of period	$12.46	$12.61	$12.40	$12.03	$11.96	$11.42
Total return (%)[3]	7.54[4]	5.50	2.54[4]	1.18[4]	3.73[4]	(2.36)[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$44	$44	$43	$40	$44	$43
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.02	1.06	1.03	1.03	1.04	1.14[6]
Expenses net of all fee waivers	1.01	1.06	1.03	1.03	1.04	1.14[6]
Expenses net of all fee waivers
and credits	1.01	1.06	1.03	1.03	1.04	1.14[6]
Net investment income	4.35	4.18	4.20	4.22	4.28	4.51[6]
Portfolio turnover (%)	43	25	32	17	25	12

1 Semiannual period from 9-1-08 to 2-28-09. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

18	New York Tax-Free Income Fund | Semiannual report

FINANCIAL STATEMENTS

CLASS B SHARES Period ended	8-31-04	8-31-05	8-31-06	8-31-07	8-31-08	2-28-09[1]

Per share operating performance
Net asset value, beginning of period	$12.10	$12.46	$12.61	$12.40	$12.03	$11.96
Net investment income[2]	0.45	0.43	0.43	0.43	0.43	0.21
Net realized and unrealized gain
(loss) on investments	0.36	0.15	(0.21)	(0.37)	(0.07)	(0.54)
Total from investment operations	0.81	0.58	0.22	0.06	0.36	(0.33)
Less distributions
From net investment income	(0.45)	(0.43)	(0.43)	(0.43)	(0.43)	(0.21)
Net asset value, end of period	$12.46	$12.61	$12.40	$12.03	$11.96	$11.42
Total return (%)[3]	6.80[4]	4.77	1.83[4]	0.48[4]	3.01[4]	(2.70)[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$20	$17	$14	$11	$8	$6
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.72	1.76	1.73	1.73	1.74	1.84[6]
Expenses net of all fee waivers	1.71	1.76	1.73	1.73	1.74	1.84[6]
Expenses net of all fee waivers
and credits	1.71	1.76	1.73	1.73	1.74	1.84[6]
Net investment income	3.65	3.48	3.50	3.52	3.57	3.80[6]
Portfolio turnover (%)	43	25	32	17	25	12

1 Semiannual period from 9-1-08 to 2-28-09. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

CLASS C SHARES Period ended	8-31-04	8-31-05	8-31-06	8-31-07	8-31-08	2-28-09[1]

Per share operating performance
Net asset value, beginning of period	$12.10	$12.46	$12.61	$12.40	$12.03	$11.96
Net investment income[2]	0.45	0.43	0.43	0.43	0.43	0.21
Net realized and unrealized gain
(loss) on investments	0.36	0.15	(0.21)	(0.37)	(0.07)	(0.54)
Total from investment operations	0.81	0.58	0.22	0.06	0.36	(0.33)
Less distributions
From net investment income	(0.45)	(0.43)	(0.43)	(0.43)	(0.43)	(0.21)
Net asset value, end of period	$12.46	$12.61	$12.40	$12.03	$11.96	$11.42
Total return (%)[3]	6.80[4]	4.77	1.83[4]	0.48[4]	3.01[4]	(2.70)[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$5	$5	$3	$4	$3	$5
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.72	1.76	1.73	1.73	1.74	1.84[6]
Expenses net of all fee waivers	1.71	1.76	1.73	1.73	1.74	1.84[6]
Expenses net of all fee waivers
and credits	1.71	1.76	1.73	1.73	1.74	1.84[6]
Net investment income	3.65	3.48	3.50	3.51	3.57	3.79[6]
Portfolio turnover (%)	43	25	32	17	25	12

1 Semiannual period from 9-1-08 to 2-28-09. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

Semiannual report | New York Tax-Free Income Fund	19

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock New York Tax-Free Income Fund (the Fund) is a non-diversified series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with the preservation of capital, that is exempt from federal, New York State and New York City personal income taxes. Since the Fund invests primarily in New York state issuers, the Fund may be affected by political, economic or regulatory developments in the state of New York.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Valuations change in response to many factors including tax receipts and budget disbursements of the municipalities, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

20	New York Tax-Free Income Fund | Semiannual report

Level 1 — Quoted prices in active markets for identical securities.

Level 2 —Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	—	—
Level 2 — Other Significant Observable Inputs	$53,912,931	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$53,912,931	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual report | New York Tax-Free Income Fund	21

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by John Hancock Advisers LLC (the Adviser), an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC), in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no outstanding borrowings under the line of credit for the period ended February 28, 2009.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $579,793 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: August 31, 2010 — $163,808, August 31, 2011 — $414,533, August 31, 2012 — $1,452.

Net capital losses of $71,600 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on September 1, 2008, the first day of the Fund’s next taxable year.

As of February 28, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gains, if any, are distributed annually. During the year ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $3,533 and tax exempt income of $2,201,411. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how

22	New York Tax-Free Income Fund | Semiannual report

derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. As of February 28, 2009, management does not believe that the adoption of FAS 161 will have a material impact on the amounts reported in the financial statements.

Note 3
Risk and uncertainties

State concentration risk

The Fund invests mainly in bonds from a single state and its performance is affected by local, state and regional factors. The risks may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes). Although the Fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the Fund’s holdings.

Insurance concentration risk

The Fund may hold insured municipal obligations which are insured as to their scheduled payment of principal and interest under an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance. Since there are a limited number of municipal obligation insurers, a Fund may have a concentration of investments covered by one insurer. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, the credit quality of companies which provide the insurance may affect the value of those securities and insurance does not guarantee the market value of the insured obligation.

Municipal bond risk

The Fund generally invests in general obligation or revenue municipal bonds. The bonds are backed by the municipal issuer’s have the risk that the issuer’s credit quality will decline. General obligation bonds are backed by the municipal issuer’s ability to levy taxes. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders which may be caused by many reasons, ranging from including fiscal mismanagement and erosion of the tax base. Revenue bonds are backed only by income associated with a specific facility. Any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund's average daily net asset value in excess of $1,250,000,000. The effective rate for the period ended February 28, 2009 is 0.50% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC

Semiannual report | New York Tax-Free Income Fund	23

Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $99.

Class A shares are assessed up-front sales charges. During the period ended February 28, 2009, JH Funds received net up-front sales charges of $74,859 with regard to sales of Class A shares. Of this amount, $9,852 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $62,362 was paid as sales commissions to unrelated broker-dealers and $2,645 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2009, CDSCs received by JH Funds amounted to $3,361 for Class B shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.01% for all Classes based on each class’s average daily net assets.

• All classes of the Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended February 28, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $8 for transfer agent credits earned.

Class level expenses for the period ended February 28, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$62,289	$15,297
Class B	33,513	2,462
Class C	19,184	1,431
Total	$114,986	$19,190

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The

24	New York Tax-Free Income Fund | Semiannual report

compensation for the year amounted to $3,126 with an effective rate of 0.01% of the Fund's average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended August 31, 2008, and the period ended February 28, 2009, along with the corresponding dollar value.

		Year ended 8-31-08	Period ended 2-28-09[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	725,645	$8,752,039	466,013	$5,253,550
Distributions reinvested	108,990	1,307,779	59,680	673,656
Repurchased	(504,091)	(6,058,408)	(408,279)	(4,584,344)
Net increase	330,544	$4,001,410	117,414	$1,342,862

Class B shares

Sold	15,748	$188,942	60,379	$683,390
Distributions reinvested	19,419	233,281	7,343	82,898
Repurchased	(257,670)	(3,113,523)	(157,391)	(1,766,683)
Net decrease	(222,503)	($2,691,300)	(89,669)	($1,000,395)

Class C shares

Sold	110,434	$1,329,149	219,788	$2,458,997
Distributions reinvested	3,752	45,036	2,818	31,311
Repurchased	(162,304)	(1,959,016)	(17,181)	(191,113)
Net increase (decrease)	(48,118)	($584,831)	205,425	$2,299,195

Net increase	59,923	$725,279	233,170	$2,641,662

1Semiannual period from 9-1-08 to 2-28-09. Unaudited.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, including purchase and sales of variable rate demand notes of $3,350,000 and $4,550,000, respectively, during the period ended February 28, 2009, aggregated $7,750,175 and $6,050,090, respectively. Short-term securities are excluded from these amounts.

Note 8
Change in fiscal year end

On March 12, 2009, the Board of Trustees approved to change the Fund’s fiscal year end from August 31 to May 31.

Semiannual report | New York Tax-Free Income Fund	25

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
New York Tax-Free Income Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock New York Tax-Free Income Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and

26	New York Tax-Free Income Fund | Semiannual report

Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for all periods was lower than the performance of its benchmark index, the Lehman Brothers Municipal Bond Index, as was the Category and Peer Group medians. The Board also noted that the Fund’s performance for the 1- and 3-year periods was lower than the performance of its Category median but generally in line with the performance of its Category median for the 5- and 10-year periods. The Board also noted that the Fund’s performance for all periods under review was generally in line with the performance of the Peer Group median.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and lower than the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio was lower than the median of the Peer Group and equal to the median of the Category. The Board noted that the Fund’s Net Expense Ratio was higher than the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on

Semiannual report | New York Tax-Free Income Fund	27

other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadvisor, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadvisor with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

28	New York Tax-Free Income Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
*Member of the Audit Committee	Custodian
†Non-Independent Trustee	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:

Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

Semiannual report | New York Tax-Free Income Fund	29

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.	760SA 2/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/09

John Hancock

MUTUAL FUNDS

John Hancock

Massachusetts Tax-Free Income Fund

Semiannual Report

2.28.09

A look at performance

For the period ended February 28, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)					SEC 30-
											day yield
	Inception				Since	Six				Since	(%) as of
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception	2-28-09

A	9-3-87	–2.36	1.37	3.54	—	–6.24	–2.36	7.04	41.54	—	3.73

B	10-3-96	–3.34	1.25	3.43	—	–6.95	–3.34	6.40	40.15	—	3.20

C	4-1-99	0.58	1.59	—	3.32	–3.11	0.58	8.22	—	38.27	3.20

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 0.98%, Class B — 1.68% and Class C — 1.68%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Massachusetts Tax-Free Income Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Massachusetts Tax-Free Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	2-28-99	$14,015	$14,015	$15,692

C2	4-1-99	13,827	13,827	15,671

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of February 28, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Formerly named Lehman Brothers Municipal Bond Index.

Semiannual report | Massachusetts Tax-Free Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2008 with the same investment held until February 28, 2009.

	Account value	Ending value	Expenses paid during
	on 9-1-08	on 2-28-09	period ended 2-28-09[1]

Class A	$1,000.00	$981.90	$5.16

Class B	1,000.00	978.50	8.54

Class C	1,000.00	978.50	8.54

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Massachusetts Tax-Free Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2008, with the same investment held until February 28, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-08	on 2-28-09	period ended 2-28-09[1]

Class A	$1,000.00	$1,019.60	$5.26

Class B	1,000.00	1,016.20	8.70

Class C	1,000.00	1,016.20	8.70

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.04%, 1.74% and 1.74% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Massachusetts Tax-Free Income Fund	9

Portfolio summary

Top 10 holdings[1]

Massachusetts Turnpike Auth., 1-1-23, 5.125%	3.6%

Route 3 North Transit Improvement Associates, 6-15-29, 5.375%	2.9%

Boston Housing Authority, 4-1-27, 5.000%	2.9%

Holyoke Gas & Electric Department, 12-1-31, 5.000%	2.5%

Massachusetts Water Resources Authority, 8-1-29, 5.250%	2.4%

Massachusetts Bay Transportation Authority, 7-1-33, 5.250%	2.4%

Massachusetts Industrial Finance Agency, 12-1-20, 6.750%	2.4%

Massachusetts Health & Educational Facilities Auth., 12-15-31, 9.200%	2.3%

Puerto Rico Aqueduct & Sewer Auth., 7-1-11, 10.021%	2.2%

Massachusetts, Commonwealth of, 12-1-24, 5.500%	2.0%

Sector distribution[2,3]

General obligation bonds	8%	Water and sewer	6%

Revenue bonds		Housing	6%

Other revenue	26%	Industrial development	4%

Transportation	22%	Electric	3%

Education	12%	Other	4%

Health	9%

Quality distribution[3]

AAA	34%

AA	40%

A	7%

BBB	13%

BB	4%

Other	2%

1 As a percentage of net assets on February 28, 2009, excluding cash and cash equivalents.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on February 28, 2009.

10	Massachusetts Tax-Free Income Fund | Semiannual report

FINANCIAL STATEMENTS

Fund’s investments

Securities owned by the Fund on 2-28-09 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 98.27%					$109,161,037

(Cost $111,730,573)

California 1.62%					1,800,000

California, State of,
GO Unltd Ser C–5 (V)	0.850%	07-01-23	A+	$1,500	1,500,000

California GO Unltd,
Daily Kindergarten Univ Ser A–4 (V)	0.400	05-01-34	AA	300	300,000

Massachusetts 88.32%					98,102,779

Boston City Industrial Development
Financing Auth,
Rev Ref Swr Facil Harbor Electric
Energy Co Proj	7.375	05-15-15	BBB	170	170,432

Boston Housing Authority,
Rev Bond (D)	5.000	04-01-27	AAA	3,255	3,266,653
Rev Bond (D)	5.000	04-01-28	AAA	2,000	1,990,160
Rev Bond (D)	4.500	04-01-26	AAA	1,000	953,790

Boston Water & Sewer Commission,
Rev Ref Sr Ser 1992A	5.750	11-01-13	AA	430	473,391

Freetown Lakeville Regional
School District,
GO Unltd (D)	5.000	07-01-23	AA–	1,000	1,013,230

Holyoke Gas & Electric Department,
Rev Ser 2001A (D)	5.000	12-01-31	Baa1	3,410	2,809,738

Massachusetts Bay
Transportation Authority,
Rev Assessment Ser A	5.250	07-01-31	AAA	1,000	1,069,760
Rev Preref Spec Assessment Ser 2000A	5.250	07-01-30	Aa1	780	825,014
Rev Preref Spec Assessment Ser 2007A	5.250	07-01-30	Aa1	150	158,657
Rev Preref Spec Assessment Ser 2007A	5.250	07-01-30	AAA	70	70,238
Rev Ref Cap Appr Ser 2007A–2	Zero	07-01-26	AAA	2,500	965,700
Rev Ref Ser 1994A	7.000	03-01-14	AA	1,000	1,169,600
Rev Ref Spec Assessment Ser 2006A	5.250	07-01-35	AAA	1,310	1,387,382
Rev Ref Sr Sales Tax Ser 2005A	5.000	07-01-31	AAA	2,000	2,059,880
Rev Ref Sr Sales Tax Ser 2008B	5.250	07-01-33	AAA	2,500	2,649,200
Rev Spec Assessment Ser 2004A	5.000	07-01-34	AAA	1,000	1,144,770

Massachusetts Development
Finance Agency,
New England Conserv of Music	5.250	07-01-38	BAA1	2,000	1,485,720
Rev Belmont Hill School	5.000	09-01-31	A	1,000	1,098,960
Rev Curry College Ser 2005A (D)	4.500	03-01-25	BBB	1,000	723,790
Rev Curry College Ser 2006A (D)	5.250	03-01-26	BBB	1,000	818,950

See notes to financial statements

Semiannual report | Massachusetts Tax-Free Income Fund	11

FINANCIAL STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Massachusetts (continued)

Massachusetts Development
Finance Agency,
Rev Linden Ponds Inc Facility
Ser 2007A (G)	5.750%	11-15-35	BB+	$1,500	$849,450
Rev OBG Charles Stark
Draper Labratory	5.875	09-01-30	AA3	2,000	2,010,820
Rev Plantation Apts Hsg Prig Ser 2004A	5.000	12-15-24	AAA	2,320	2,200,497
Rev Ref Combined Jewish
Philanthropies Ser 2002A	5.250	02-01-22	Aa3	1,875	1,968,000
Rev Ref First Mortgage Orchard Cove	5.250	10-01-26	BB–	1,000	613,680
Rev Ref Mass College of Pharmacy Ser
2007E (D)	5.000	07-01-37	AAA	1,000	969,010
Rev Ref Resource Recovery
Southeastern Ser 2001A (D)	5.625	01-01-16	AA–	500	492,855
Rev Solid Wst Disposal Dominion
Energy Brayton Point	5.000	02-01-36	A–	1,000	722,360
Rev Volunteers of America Concord
Ser 2000A	6.900	10-20-41	AAA	1,000	1,190,140

Massachusetts Health & Educational
Facilities Auth,
Rev Bal South Shore 1999F	5.750	07-01-29	A–	365	300,147
Rev Caregroup Ser 2008E-1	5.125	07-01-33	BBB+	250	187,125
Rev Preref Civic Investments, Inc.
Ser 2002B (G)	9.200	12-15-31	AA	2,000	2,545,480
Rev Harvard Univ Issued Ser 2000W	6.000	07-01-35	Aaa	1,000	1,077,730
Rev Preref Partners Healthcare
Ser 2001C	5.750	07-01-32	AAA	970	1,073,247
Rev Preref South Shore Hospital
Ser 1999F	5.750	07-01-29	A–	635	652,297
Rev Ref Boston College Issue Ser 1998L	4.750	06-01-31	AA–	1,000	961,390
Rev Ref Emerson Hosp Ser 2005E (D)	5.000	08-15-35	BBB+	1,000	656,240
Rev Ref Harvard Pilgrim Health Ser
1998A (D)	5.000	07-01-18	AAA	1,000	1,002,700
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BB–	1,500	1,074,195
Rev Ref Lahey Clinic Med Ctr Ser
2005C (D)	5.000	08-15-23	AA–	1,000	861,020
Rev Ref Partners Health Care
Ser 2001C	5.750	07-01-32	AA	30	29,997
Rev Ref Williams College Ser 2003H	5.000	07-01-33	AAA	1,500	1,514,475
Rev Simmons College Ser 2000D (D)	6.150	10-01-29	AAA	1,000	1,083,400
Rev Sterling & Francine Clark
Ser 2006A	5.000	07-01-36	AA	1,000	986,720
Rev Tufts University	5.375	08-15-38	AA–	350	358,204
Rev Univ of Mass Worcester Campus
Ser 2001B (D)	5.250	10-01-31	A+	1,500	1,630,980
Rev Wheelock College Ser
2000B (D)(G)	5.625	10-01-30	AA	1,000	1,096,780
Rev Woods Hole Oceanographic Ser B	5.375	06-01-30	AA–	1,000	1,020,750

Massachusetts Housing Finance Agency,
Rev Rental Mtg Ser 2001A (D)	5.800	07-01-30	A	975	890,429
Rev Ser 2003B	4.700	12-01-16	AA–	1,265	1,282,191

Massachusetts Industrial Finance Agency,
Resource Recovery Rev Ref, Ogden
Haverhill Proj Ser A	5.600	12-01-19	BBB	500	393,315
Rev Wtr Treatment American Hingham
Proj (G)	6.900	12-01-29	BBB–	1,210	1,023,297
Rev Wtr Treatment American Hingham
Proj (G)	6.750	12-01-20	BBB–	2,780	2,611,282

See notes to financial statements

12	Massachusetts Tax-Free Income Fund | Semiannual report

FINANCIAL STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Massachusetts (continued)

Massachusetts Port Authority,
Rev Ref Bosfuel Proj (D)	5.000%	07-01-32	AA–	$1,770	$1,411,876
Rev Ser 1999C (D)	5.750	07-01-29	AAA	1,250	1,316,237
Rev Spec Facil US Air Proj Ser 1996A
(D)	5.750	09-01-16	AA–	1,000	751,020

Massachusetts Special Obligation
Dedicated Tax,
Rev Spec Oblig (D)	5.250	01-01-26	A	1,000	1,118,890

Massachusetts State College Bldg Auth,
Proj Rev Ser A	5.500	05-01-49	A+	1,000	981,330
Proj Rev, Cap Apprec Ref Ser B (D)	Zero	05-01-19	A1	1,000	619,170

Massachusetts Turnpike Auth,
Rev Ref MBIA–IBC Ser 1993A (D)	5.125	01-01-23	AA	445	488,859
Rev Ref Metro Hwy Sys Sr
Ser 1997A (D)	5.125	01-01-23	AA	4,450	3,990,270
Rev Ref Metro Hwy Sys Sr
Ser 1997A (D)	5.000	01-01-37	AA	300	233,208
Rev Ref Metro Hwy Sys Sr
Ser 1997C (D)	Zero	01-01-20	AA	1,000	592,830

Massachusetts Water Pollution
Abatement Trust,
Rev Preref Pool Prig Ser 7	5.125	02-01-31	AAA	645	689,350
Rev Ser 2007-13	5.000	08-01-28	AAA	1,000	1,020,640
Rev Unref Bal Pool Prig Ser 7	5.125	02-01-31	AAA	1,775	1,784,816
Unref Bal Pool PG Ser 2003-9	5.250	08-01-18	AAA	60	68,014

Massachusetts Water Resources Authority,
Rev Ref Ser B (D)	5.250	08-01-29	AAA	2,500	2,665,600
Rev Ser B	5.000	08-01-39	AA+	1,000	986,110

Massachusetts, Commonwealth of,
GO Ltd Cons Ln Ser C	5.500	11-01-15	AA	1,000	1,170,870
GO Ltd Cons Ln Ser C	5.375	12-01-19	AA	1,000	1,092,530
GO Ltd FSA CR (D)	5.500	11-01-17	AAA	1,000	1,181,590
GO Unltd Cons Ln Ser E (D)	5.000	11-01-25	AA	1,000	1,074,000
GO Unltd Ref Ser 2004C (D)	5.500	12-01-24	AA	2,000	2,272,800

Narragansett Regional School District,
GO Unltd (D)	5.375	06-01-18	A3	1,000	1,052,920

Pittsfield, City of,
GO Ltd (D)	5.000	04-15-19	AA–	1,000	1,047,940

Plymouth, County of,
Rev Ref Cert of Part Correctional Facil
Proj (D)	5.000	04-01-22	AA	1,000	1,021,770

Rail Connections, Inc.,
Rev Cap Apprec Rte 128 Pkg
Ser 1999B	Zero	07-01-19	Aaa	2,415	1,292,025
Rev Cap Apprec Rte 128 Pkg
Ser 1999B	Zero	07-01-18	Aaa	1,750	1,000,037

Rev Resource Recovery Ogden,
Haverhill Proj Ser 1998B	5.500	12-01-19	BBB	1,500	1,201,110

Route 3 North Transit
Improvement Associates,
Rev Lease (D)	5.375	06-15-29	AA	3,100	3,274,809

University of Massachusetts, Rev Bldg,
Auth Facil Gtd Ser 2000A (D)	5.125	11-01-25	AA	1,000	1,066,940

See notes to financial statements

Semiannual report | Massachusetts Tax-Free Income Fund	13

FINANCIAL STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
New York 0.36%					$400,000

New York City Municipal Water
Finance Authority,
Rev Wtr & Swr Sys Ser F Sub Ser F-2 (V)	0.450%	06-15-35	AAA	$400	400,000

Puerto Rico 7.97%					8,858,258

Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater Gtd (D)(P)	10.021	07-01-11	AA	2,000	2,435,600

Puerto Rico Commonwealth Aqueduct &
Sewer Auth,
Rev Sr Lien Ser 2008A (Zero to 7-1-11
then 6.125%)	Zero	07-01-24	BBB–	1,750	1,292,217

Puerto Rico Highway &
Transportation Auth,
Rev Preref Hwy Ser 1996Y	6.250	07-01-14	A–	955	1,155,416
Rev Ref Hwy Ser 2003AA (D)	5.500	07-01-19	AA–	2,000	1,894,080

Puerto Rico Housing Finance Auth,
Rev Sub Cap Fd	5.125	12-01-27	AA–	1,000	987,460
Rev Unref Bal Hwy Ser 1996Y	6.250	07-01-14	A–	45	45,905

Puerto Rico, Commonwealth of,
Rev Inverse Floater (D)(P)	9.532	07-01-11	AA	1,000	1,047,580

Total investments (Cost $111,730,573)† 98.27%					$109,161,037

Other assets and liabilities, net 1.73%					$1,922,141

Total net assets 100.00%					$111,083,178

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

GO General Obligation

Gtd Guaranteed

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

ACA Financial Guaranty Corp.	1.41
Ambac Financial Group, Inc.	6.77
Assured Guaranty Ltd.	0.89
Financial Guaranty Insurance Company	2.97
Financial Security Assurance, Inc.	11.34
Municipal Bond Insurance Association	22.00
Radian Asset Assurance, Inc.	0.60
XL Capital Assurance, Inc.	0.57

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2009.

† At February 28, 2009, the aggregate cost of investment securities for federal income tax purposes was $111,533,949. Net unrealized depreciation aggregated $2,372,912, of which $4,354,467 related to appreciated investment securities and $6,727,379 related to depreciated investment securities.

See notes to financial statements

14	Massachusetts Tax-Free Income Fund | Semiannual report

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 2-28-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $111,730,573)	$109,161,037
Cash	584,132
Receivable for shares sold	179,837
Interest receivable	1,342,905
Receivable from affiliates	6,324

Total assets	111,274,235

Liabilities

Payable for shares repurchased	52,453
Payable to affiliates
Management fees	40,954
Distribution and service fees	35,127
Other	14,357
Other payables and accrued expenses	48,166

Total liabilities	191,057

Net assets

Capital paid-in	113,089,522
Accumulated net realized gain on investments	566,898
Net unrealized depreciation of investments	(2,569,536)
Distributions in excess of net investment income	(3,706)

Net assets	$111,083,178

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($90,922,683 ÷ 7,713,135 shares)	$11.79
Class B ($7,587,478 ÷ 643,728 shares)[1]	$11.79
Class C ($12,573,017 ÷ 1,066,587 shares)[1]	$11.79

Maximum offering price per share

Class A ($11.79 ÷ 95.5%)[2]	$12.35

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Massachusetts Tax-Free Income Fund	15

FINANCIAL STATEMENTS

Statement of operations For the period ended 2-28-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$3,002,791

Total investment income	3,002,791

Expenses

Investment management fees (Note 5)	275,962
Distribution and service fees (Note 5)	236,923
Transfer agent fees (Note 5)	33,285
Accounting and legal services fees (Note 5)	8,058
Professional fees	36,114
Custodian fees	22,444
Printing fees	19,493
Registration fees	11,186
Trustees’ fees	1,819
Miscellaneous	2,967

Total expenses	648,251
Less expense reduction (Note 5)	(169)

Net expenses	648,082

Net investment income	2,354,709

Realized and unrealized gain (loss)

Net realized gain on investments	271,533
Change in net unrealized appreciation (depreciation) of investments	(5,427,074)

Net realized and unrealized loss	(5,155,541)

Decrease in net assets from operations	($2,800,832)

1 Semiannual period from 9-1-08 to 2-28-09.

See notes to financial statements

16	Massachusetts Tax-Free Income Fund | Semiannual report

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	8-31-08	2-28-09[1]

Increase (decrease) in net assets

From operations
Net investment income	$4,319,087	$2,354,709
Net realized gain	54,090	271,533
Change in net unrealized appreciation (depreciation)	(761,375)	(5,427,074)

Increase (decrease) in net assets resulting from operations	3,611,802	(2,800,832)

Distributions to shareholders
From net investment income
Class A	(3,530,398)	(1,987,864)
Class B	(365,306)	(155,897)
Class C	(365,433)	(222,187)
From net realized gain
Class A	(145,816)	(39,269)
Class B	(20,811)	(3,504)
Class C	(18,468)	(5,057)
	(4,446,232)	(2,413,778)
From Fund share transactions (Note 6)	17,294,873	(3,026,392)

Total increase (decrease)	16,460,443	(8,241,002)

Net assets

Beginning of period	102,863,737	119,324,180

End of period[2]	$119,324,180	$111,083,178

1 Semiannual period from 9-1-08 to 2-28-09. Unaudited.

2 Includes accumulated (distributions in excess of) net investment income of $7,533 and ($3,706), respectively.

See notes to financial statements

Semiannual report | Massachusetts Tax-Free Income Fund	17

FINANCIAL STATEMENTS

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-04	8-31-05	8-31-06	8-31-07	8-31-08	2-28-09[1]

Per share operating performance

Net asset value, beginning of period	$12.38	$12.75	$12.87	$12.64	$12.37	$12.28
Net investment income[2]	0.56	0.54	0.53	0.53	0.51	0.25
Net realized and unrealized gain
(loss) on investments	0.36	0.11	(0.24)	(0.27)	(0.08)	(0.48)
Total from investment operations	0.92	0.65	0.29	0.26	0.43	(0.23)
Less distributions
From net investment income	(0.55)	(0.53)	(0.52)	(0.52)	(0.50)	(0.25)
From net realized gain	—	—	—[3]	(0.01)	(0.02)	(0.01)
Total distributions	(0.55)	(0.53)	(0.52)	(0.53)	(0.52)	(0.26)
Net asset value, end of period	$12.75	$12.87	$12.64	$12.37	$12.28	$11.79
Total return (%)[4]	7.55	5.21	2.38[5]	2.02[5]	3.55[5]	(1.81)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$71	$76	$78	$80	$97	$91
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.01	1.04	0.99	0.98	0.98	1.05[7]
Expenses net of all fee waivers	1.01	1.04	0.99	0.98	0.98	1.05[7]
Expenses net of all fee waivers
and credits	1.01	1.04	0.99	0.98	0.97	1.04[7]
Net investment income	4.40	4.20	4.19	4.16	4.08	4.40[7]
Portfolio turnover (%)	44	26	15	25	22	13

1 Semiannual period from 9-1-08 to 2-28-09. Unaudited.

2 Based on the average of the shares outstanding.

3 Capital gains distribution less than $0.01.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

18	Massachusetts Tax-Free Income Fund | Semiannual report

FINANCIAL STATEMENTS

CLASS B SHARES Period ended	8-31-04	8-31-05	8-31-06	8-31-07	8-31-08	2-28-09[1]

Per share operating performance

Net asset value, beginning of period	$12.38	$12.75	$12.87	$12.64	$12.37	$12.28
Net investment income[2]	0.47	0.45	0.44	0.44	0.42	0.21
Net realized and unrealized gain
(loss) on investments	0.36	0.11	(0.24)	(0.27)	(0.08)	(0.48)
Total from investment operations	0.83	0.56	0.20	0.17	0.34	(0.27)
Less distributions
From net investment income	(0.46)	(0.44)	(0.43)	(0.43)	(0.41)	(0.21)
From net realized gain	—	—	—[3]	(0.01)	(0.02)	(0.01)
Total distributions	(0.46)	(0.44)	(0.43)	(0.44)	(0.43)	(0.22)
Net asset value, end of period	$12.75	$12.87	$12.64	$12.37	$12.28	$11.79
Total return (%)[4]	6.80	4.48	1.67[5]	1.31[5]	2.83[5]	(2.15)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$23	$20	$17	$12	$10	$8
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.71	1.74	1.69	1.68	1.68	1.75[7]
Expenses net of all fee waivers	1.71	1.74	1.69	1.68	1.68	1.75[7]
Expenses net of all fee waivers
and credits	1.71	1.74	1.69	1.68	1.67	1.74[7]
Net investment income	3.70	3.50	3.49	3.46	3.39	3.69[7]
Portfolio turnover (%)	44	26	15	25	22	13

1 Semiannual period from 9-1-08 to 2-28-09. Unaudited.

2 Based on the average of the shares outstanding.

3 Capital gains distribution less than $0.01.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Massachusetts Tax-Free Income Fund	19

FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-04	8-31-05	8-31-06	8-31-07	8-31-08	2-28-09[1]

Per share operating performance

Net asset value, beginning of period	$12.38	$12.75	$12.87	$12.64	$12.37	$12.28
Net investment income[2]	0.47	0.45	0.44	0.44	0.42	0.21
Net realized and unrealized gain
(loss) on investments	0.36	0.11	(0.24)	(0.27)	(0.08)	(0.48)
Total from investment operations	0.83	0.56	0.20	0.17	0.34	(0.27)
Less distributions
From net investment income	(0.46)	(0.44)	(0.43)	(0.43)	(0.41)	(0.21)
From net realized gain	—	—	—[3]	(0.01)	(0.02)	(0.01)
Total distributions	(0.46)	(0.44)	(0.43)	(0.44)	(0.43)	(0.22)
Net asset value, end of period	$12.75	$12.87	$12.64	$12.37	$12.28	$11.79
Total return (%)[4]	6.80	4.48	1.67[5]	1.31[5]	2.83[5]	(2.15)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$8	$8	$11	$10	$12	$13
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.71	1.74	1.69	1.68	1.68	1.74[7]
Expenses net of all fee waivers	1.71	1.74	1.69	1.68	1.68	1.74[7]
Expenses net of all fee waivers
and credits	1.71	1.74	1.69	1.68	1.67	1.74[7]
Net investment income	3.69	3.49	3.48	3.46	3.38	3.69[7]
Portfolio turnover (%)	44	26	15	25	22	13

1 Semiannual period from 9-1-08 to 2-28-09. Unaudited.

2 Based on the average of the shares outstanding.

3 Capital gains distribution less than $0.01.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

20	Massachusetts Tax-Free Income Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Massachusetts Tax-Free Income Fund (the Fund) is a non-diversified series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and Massachusetts personal income taxes. Since the Fund invests primarily in Massachusetts state issuers, the Fund may be affected by political, economic or regulatory developments in the state of Massachusetts.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Valuations change in response to many factors including tax receipts and budget disbursements of the municipalities, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Semiannual report | Massachusetts Tax-Free Income Fund	21

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	—	$—
Level 2 — Other Significant Observable Inputs	$109,161,037	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$109,161,037	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures. The Fund use identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

22	Massachusetts Tax-Free Income Fund | Semiannual report

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by John Hancock Advisers LLC (the Adviser), an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC), in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no outstanding borrowings under the line of credit for the period ended February 28, 2009.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of February 28, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gains, if any, are distributed annually. During the year ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $27,894, tax exempt income $4,233,243 and long-term capital gain $185,095. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. As of February 28, 2009, management does not believe that the adoption of FAS 161 will have a material impact on the amounts reported in the financial statements.

Semiannual report | Massachusetts Tax-Free Income Fund	23

Note 3
Risk and uncertainties
State concentration risk

The Fund invests mainly in bonds from a single state and its performance is affected by local, state and regional factors. The risks may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes). Although the Fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the Fund’s holdings.

Insurance concentration risk

The Fund may hold insured municipal obligations which are insured as to their scheduled payment of principal and interest under an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance. Since there are a limited number of municipal obligation insurers, a Fund may have a concentration of investments covered by one insurer. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, the credit quality of companies which provide the insurance may affect the value of those securities and insurance does not guarantee the market value of the insured obligation.

Municipal bond risk

The Fund generally invests in general obligation or revenue municipal bonds. The bonds are backed by the municipal issuer’s have the risk that the issuer’s credit quality will decline. General obligation bonds are backed by the municipal issuer’s ability to levy taxes. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders which may be caused by many reasons, ranging from including fiscal mismanagement and erosion of the tax base. Revenue bonds are backed only by income associated with a specific facility. Any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund’s average daily net asset value in excess of $1,250,000,000. The effective rate for the period ended February 28, 2009 is 0.50% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to

24	Massachusetts Tax-Free Income Fund | Semiannual report

JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $157.

Class A shares are assessed up-front sales charges. During the period ended February 28, 2009, JH Funds received net up-front sales charges of $66,517 with regard to sales of Class A shares. Of this amount, $8,824 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $55,669 was paid as sales commissions to unrelated broker-dealers and $2,024 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2009, CDSCs received by JH Funds amounted to $3,052 for Class B shares and $6,311 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.01% for all classes based on each class’s average daily net assets.

• All classes of the Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended February 28, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $12 for transfer agent credits earned.

Class level expenses for the period ended February 28, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$135,000	$27,138
Class B	42,043	2,536
Class C	59,880	3,611
Total	$236,923	$33,285

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $8,058 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes,

Semiannual report | Massachusetts Tax-Free Income Fund	25

their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended August 31, 2008, and the period ended February 28, 2009, along with the corresponding dollar value.

		Year ended 8-31-08	Period ended 2-28-09[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,219,649	$27,487,293	791,379	$9,222,018
Distributions reinvested	196,397	2,425,793	113,858	1,316,260
Repurchased	(955,292)	(11,857,448)	(1,116,850)	(12,669,218)
Net increase (decrease)	1,460,754	$18,055,638	(211,613)	($2,130,940)

Class B shares

Sold	46,318	$571,989	12,715	$149,330
Distributions reinvested	18,462	228,233	8,405	97,098
Repurchased	(271,739)	(3,381,097)	(178,738)	(2,062,922)
Net decrease	(206,959)	($2,580,875)	(157,618)	($1,816,494)

Class C shares

Sold	272,222	$3,366,433	169,712	$1,998,132
Distributions reinvested	20,820	257,178	13,542	156,503
Repurchased	(145,385)	(1,803,501)	(108,720)	(1,233,593)
Net increase	147,657	$1,820,110	74,534	$921,042

Net increase (decrease)	1,401,452	$17,294,873	(294,697)	($3,026,392)

1Semiannual period from 9-1-08 to 2-28-09. Unaudited.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, including purchase and sales of variable rate demand notes of $4,600,000 and $6,810,000, respectively, during the period ended February 28, 2009, aggregated $14,264,411 and $19,383,662, respectively. Short-term securities are excluded from these amounts.

Note 8
Subsequent event

On March 12, 2009, the Board of Trustees approved to change the Fund’s fiscal year end from August 31 to May 31.

26	Massachusetts Tax-Free Income Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Massachusetts Tax-Free Income Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Massachusetts Tax-Free Income Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and

Semiannual report | Massachusetts Tax-Free Income Fund	27

Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for the 1-year period was lower than the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Municipal Bond Index. The Board noted that the Fund’s performance during the 3-year period lower than the performance of its benchmark index, but generally in line with the performance of its benchmark index for the 5- and 10-year periods. The Board noted that the Fund’s performance for the 3-year period was higher than the performance of the Peer Group median and generally in line with the performance of the Category median. The Board viewed favorably that the Fund’s performance for the 5- and 10-year periods was higher than the performance of the Peer Group and Category medians.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rates of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio was lower than the Peer Group median and not appreciably higher than the Category median. The Board also noted that the Fund’s Net Expense Ratio was higher than the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

28	Massachusetts Tax-Free Income Fund | Semiannual report

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profit-ability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadvisor, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadvisor with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Massachusetts Tax-Free Income Fund	29

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
Custodian
*Member of the Audit Committee	State Street Bank and Trust Company
†Non-Independent Trustee
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

30	Massachusetts Tax-Free Income Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.	770SA 2/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/09

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 27, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: April 27, 2009